Customer and Supplier Concentrations	12 Months Ended
Dec. 31, 2025
Customer and Supplier Concentrations [Abstract]
Customer and Supplier Concentrations

Note 18. Customer and Supplier Concentrations

Significant customers and suppliers are those that account for greater than 10% of the Group’s revenue and purchases, respectively.

There were no customers accounting for greater than 10% of the Group’s revenue for the years ended December 31, 2025, 2024, and 2023.

For the year ended December 31, 2025, three suppliers contributed approximately 13.18%, 10.56%, and 10.55% of total purchases made by the Group, respectively.

For the year ended December 31, 2024, four suppliers contributed approximately 16.04%, 14.92%, 11.36%, and 10.12% of total purchases made by the Group, respectively.

For the year ended December 31, 2023, two suppliers contributed approximately 14.36% and 12.60% of total purchases made by the Group, respectively.

The loss of any significant supplier or the failure to procure key raw materials could have a material adverse effect on the Group’s business, consolidated results of operations, and financial condition.